ONE CHOICE PORTFOLIO: VERY CONSERVATIVE | INVESTOR CLASS
ONE CHOICE PORTFOLIO: VERY CONSERVATIVE
In light of the current extreme low interest rate environment for cash equivalent (money market) securities, the managers intend to reallocate a portion of the fund’s assets from money market funds to short-term bond funds effective January 4, 2013.  This shift will cause the fund to temporarily deviate from the neutral mix and operating ranges listed in the prospectus.  During this period, the fund’s investments generally will be allocated as indicated in the following table, subject to any further adjustments deemed appropriate by the managers in light of changing market conditions.

Equity Securities (Stock Funds)	25.00%	Fixed-Income Securities (Bond Funds)	67.00%
Core Equity Plus Fund	1.00%	Diversified Bond Fund	32.00%
Equity Growth Fund	4.00%	Inflation-Adjusted Bond Fund	10.00%
Growth Fund	2.50%	Inflation Protection Bond Fund1	8.00%
Large Company Value Fund	8.00%	International Bond Fund	10.00%
Mid Cap Value Fund	5.00%	Short Duration Fund	7.00%
Real Estate Fund	2.00%
Small Company Fund	1.00%	Cash Equivalents (Money Market Funds)	8.00%
Vista Fund	1.50%	Prime Money Market Fund	8.00%

1	Effective November 30, 2012, Inflation Protection Bond Fund will be renamed Short Duration Inflation Protection Bond Fund.

Over the long term, the managers expect to reallocate the fund’s assets back toward the neutral mix disclosed in the prospectus.